Fees Summary	Jan. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,804,000
Previously Paid Amount	0.00
Total Fee Amount	387.23
Total Offset Amount	0.00
Net Fee	387.23
Narrative - Max Aggregate Offering Price	$ 2,804,000
Final Prospectus	true